FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT
17.	FAIR VALUE MEASUREMENT

Measured on recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, accounts receivable, amounts due from related parties, prepaid equipment costs and accounts payable on a recurring basis as of December 31, 2016 and 2017.

Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The carrying amounts of accounts receivable, amounts due from related parties, prepaid equipment cost and accounts payable approximate their fair values due to their short-term maturity.

Measured on non-recurring basis

The Group measured intangible assets and property and equipment at fair value on a nonrecurring basis. The fair value was determined using models with significant unobservable inputs (Level 3 inputs). This was based on a number of key assumptions, including, but not limited to, undiscounted future cash flows and the annual net revenue projections based on the projected levels of advertising activities during the forecast periods, all of which were classified as Level 3 in the fair value hierarchy. As a result, the Group recorded nil, $826 and $50,695 impairment charge for the years ended December 31, 2015, 2016 and 2017, respectively.

The Group measured its long-term investment in AM Advertising at fair value on a nonrecurring basis as result of the disposal transaction of Target Business as set forth in Note 1. The fair value was determined using the market approach (AM Advertising’s recent capital transaction announced to the public) with quoted price for the assets in active markets (Level 1 inputs). No impairment was recorded for the years ended December 31, 2015, 2016 and 2017.

As of December 31, 2016 and 2017, due to disputes, the Company considered the provision for earn out commitment as contingent liability and disclosed in Note 23. On March 29, 2018, an MoU regarding the continuing performance of the parties’ respective obligations under the Equity Interest Transfer Agreement and Supplemental Agreement was entered into, all parties to the MoU agree that all current disputes including litigation and arbitration among the parties shall be withdrew or deem completed.